General information	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
General Information	General information
1.1. Information on Banco BBVA Argentina S.A.
Banco BBVA Argentina S.A. (hereinafter “BBVA Argentina”, the “Bank” or the “Entity”) is a corporation (“sociedad anónima”) incorporated under the laws of Argentina, operating as a universal bank with a network of 235 national branches.
Since December 1996, BBVA Argentina is controlled by Banco Bilbao Vizcaya Argentaria, S.A. (“BBVA”, “BBVA Group” or the “controlling entity”), which directly and indirectly owned 66.55% of the share capital of the Bank as of December 31, 2024.
These Consolidated Financial Statements relate to the Bank and its subsidiaries (collectively, the “Group”). The Bank’s subsidiaries are detailed in Note 2.2.
Part of the Bank’s share capital is publicly traded and has been registered with the Buenos Aires Stock Exchange, the New York Stock Exchange and the Madrid Stock Exchange.
1.2. Evolution of the macroeconomic situation and the financial and capital systems
In recent years, the Argentine financial market has observed a prolonged period of volatility in the market values of public and private financial instruments, including a high level of country risk, an increase in the official exchange rate between the Argentine peso and the US dollar, an increase in interest rates and a significant acceleration in inflation (see note 2.1.5. Measuring unit).
On December 10, 2023, a new national government took office and issued a series of emergency measures. Among the new government main objectives are to pursue, regulatory flexibility in economic matters and a reduction of the fiscal deficit mainly through a reduction in spending, including a reduction of different types of subsidies.
Particularly, with regards to the US dollar/Peso exchange rate, since the end of 2019, the gap between the official price of the US dollar (mainly used for foreign trade) has widen significantly compared to the alternative exchange rate arising from stock exchange transactions having reached maximum peaks close to 200%, towards the end of 2023, a period in which the Argentine peso depreciated by close to 55%. During 2024, the aforementioned gap has seen a significant reduction, to approximately 19% at the date of issue of these financial statements.
On the other hand, the National Government and the Central Bank of Argentina (BCRA) reformulated monetary and financial policies to drastically reduce the so-called quasi-fiscal deficit. The exchange of the BCRA's obligations with banks, including puts on public securities held by financial institutions, and their transfer to the National Treasury, together with the fiscal surplus obtained by the Nation and the renewal of the services of the debt denominated in pesos, allowed to significantly absorb pesos from the economy and, in this way, reduce both inflation (8% during the fourth quarter of 2024) and nominal interest rates.
In terms of the national public debt management, a restructuring process has been observed, including various voluntary swaps and agreements reached regarding claims with the Paris Club and the International Monetary Fund. In addition, in recent months, the authorities in charge of the Ministry of Economy and the BCRA have implemented restrictive monetary policy measures, along with a process of debt transfer from the BCRA to the National Treasury. This included the repurchase by the BCRA of a large portion of the put options on public securities held by financial institutions.
On March 18, 2025, Decree No. 179/2025 was published, approving a future loan to be entered into between the National Executive Branch and the International Monetary Fund (“IMF”). It establishes that it will be used to pay off a portion of the National Treasury's debt with the Central Bank. The future loan will have a 10-year term. As of the date of issuance of these financial statements, it is pending approval by the IMF.
The comprehensive program pursued by the new Administration includes economic, legal, foreign relations, infrastructure and other reforms. On December 20, 2023, Emergency Decree No. 70/2023 was issued establishing a significant number of reforms regarding which different players filed constitutional protection actions in Court in order to stop them from being implemented. In addition, on July 8, 2024, Law 27,742, as enacted by the Federal Executive through Executive Decree No. 592/2024, was published on the Official Gazette, including issues such as delegated powers to the Federal Executive, and tax, labor, and social security reforms, among others. As of the date of these financial statements, the referred law is pending regulation.
Additionally, the national and international macroeconomic context generates a certain degree of uncertainty regarding its future evolution with regard to the level of economic recovery to global level.
For all of the above, the Entity’s Management permanently monitors the macro and local environment to determine the actions to adopt and identify potential impacts on the Entity’s assets and financial situation, which could be reflected in the financial statements of future periods.